UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 06/30/18

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, June 30, 2018 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 98.2%
California 97.5%
ABAG Finance Authority for Nonprofit Corporations COP, Santa Clara County and Butte Valley-Tulelake
Rural Health Projects Inc., California Mortgage Insured, 6.65%, 10/01/22	$325,000	$326,300
ABAG Finance Authority for Nonprofit Corporations Insured Health Facility Revenue, Institute on Aging,
Series A, California Mortgage Insured, Pre-Refunded, 5.65%, 8/15/38	9,000,000	9,045,990
ABAG Finance Authority for Nonprofit Corporations MFHR, Palo Alto Gardens Apartments, Series A,
5.45%, 4/01/39.	5,500,000	5,503,025
ABAG Finance Authority for Nonprofit Corporations Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	11,972,180
Channing House, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/30	8,495,000	9,204,078
Channing House, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/40	17,635,000	19,147,554
Eskaton Properties Inc. Obligated Group, Refunding, 5.00%, 11/15/35	10,000,000	10,880,800
San Diego Hospital Assn. Sharp Healthcare, Series B, Pre-Refunded, 6.25%, 8/01/39.	17,500,000	18,414,200
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.625%, 5/15/29.	9,050,000	9,381,230
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/29	8,620,000	8,963,248
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC
Insured, 5.30%, 10/01/21	55,000	55,174
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	12,812,200
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	25,470,231
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	20,513,700
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of
1999, Series B, NATL Insured, zero cpn., 9/01/27.	3,035,000	2,299,984
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 8/01/32	3,355,000	2,061,379
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 8/01/33	3,610,000	2,111,128
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 2/01/34	3,345,000	1,895,377
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.,
8/01/36	15,000,000	7,221,450
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.
to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	41,816,600
GO, Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	20,695,000	20,754,188
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	38,312,677
Anaheim City School District GO, Orange County, Election of 2010, AGMC Insured, Pre-Refunded,
6.25%, 8/01/40.	7,500,000	8,531,025
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/24	26,855,000	22,421,777
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/26	29,430,000	22,639,910
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/27	22,860,000	16,876,624
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/28	14,425,000	10,200,062
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/29	24,810,000	16,770,071
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/32	13,665,000	8,063,307
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/33	37,070,000	20,793,675

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Anaheim PFA Lease Revenue, (continued)
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/34	$24,970,000	$13,333,730
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 3/01/37	15,080,000	7,175,215
Anaheim UHSD, GO, Orange County, Election of 2002, Capital Appreciation, Series A, AGMC Insured,
zero cpn., 8/01/26	8,570,000	6,786,240
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, 5.00%,
8/01/39	11,750,000	13,292,892
Antioch USD, GO, Contra Costa County, School Facilities ID No. 1, Election of 2008, Series B, Assured
Guaranty, Pre-Refunded, 5.375%, 8/01/36.	3,130,000	3,262,587
Atascadero USD, GO, San Luis Obispo County, Election of 2010, Series A, AGMC Insured, 5.00%,
8/01/40	6,235,000	6,757,493
Atwater PFA Wastewater Revenue, AGMC Insured, Pre-Refunded, 6.125%, 5/01/45	4,620,000	4,893,874
Auburn PFA Wastewater Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/39	1,880,000	1,950,387
Azusa RDA Tax Allocation, Central Business District and West End Redevelopment Project Area
Housing, Series B, Pre-Refunded, 7.00%, 8/01/38	8,420,000	8,456,795
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/28	5,810,000	3,247,964
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/36	11,410,000	3,824,290
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero
cpn., 8/01/48	25,000,000	3,782,000
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero
cpn., 8/01/53	60,000,000	6,151,200
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,512,200
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, 5.00%, 4/01/56	60,000,000	68,080,200
San Francisco Bay Area, Series S-4, AGMC Insured, Pre-Refunded, 5.125%, 4/01/48	20,000,000	23,059,800
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/42	94,260,000	99,379,261
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/47	62,000,000	64,934,460
San Francisco Bay Area, Subordinate, Series S-2, Pre-Refunded, 5.00%, 10/01/50.	75,000,000	80,753,250
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.00%, 4/01/43	36,040,000	41,349,413
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.125%, 4/01/48.	27,355,000	31,540,041
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	33,000,000	38,235,780
Beaumont USD,
GO, Riverside County, Election of 2008, Series C, AGMC Insured, 5.75%, 8/01/36	6,200,000	6,890,556
GO, Riverside County, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	4,489,870
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	5,200,247
Berkeley USD, GO, Alameda County, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,452,917
California Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.00%,
6/01/30	2,330,000	2,447,805
College of the Sequoias and Kern Community College District, Series A, AGMC Insured, 5.125%,
6/01/35	1,250,000	1,312,988
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District,
Series A, NATL Insured, 5.125%, 4/01/31	880,000	887,506
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35.	7,500,000	7,572,825
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34.	10,295,000	11,038,814
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40.	17,650,000	18,925,389
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,807,228

|2

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Series A, Pre-Refunded, 5.75%, 9/01/39	$18,000,000	$18,872,640
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,131,400
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	53,423,500
Catholic Healthcare West, Series A, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,457,800
Cedars-Sinai Medical Center, Pre-Refunded, 5.00%, 8/15/39	4,200,000	4,369,260
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/42	7,750,000	8,688,990
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/47	10,370,000	11,566,179
Children’s Hospital Los Angeles, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/38.	17,000,000	18,227,060
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	11,200,350
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	14,761,009
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	11,037,600
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.25%, 2/01/26	5,000,000	5,540,550
El Camino Hospital, 4.125%, 2/01/47	11,000,000	11,316,140
El Camino Hospital, 5.00%, 2/01/47	12,500,000	14,155,750
Feedback Foundation Inc. Olive Crest Treatment Centers and South California Alcohol and Drug
Programs Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	620,000	622,492
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	25,000,000	26,128,500
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/44	385,000,000	399,880,250
Kaiser Permanente, Series A, Subseries A-2, 5.00%, 11/01/47	30,000,000	38,665,500
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	43,063,554
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	12,000,000	13,673,280
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	12,960,000	14,585,962
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/34	1,000,000	1,128,030
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/39	1,450,000	1,619,143
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/44	1,160,000	1,286,858
Pomona Valley Hospital Medical Center, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	3,705,000	3,717,338
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,220,580
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,048,560
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,500,000	6,582,810
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	11,815,650
Stanford Health Care, Refunding, Series A, 4.00%, 11/15/40	40,000,000	41,551,600
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	22,559,200
Sutter Health, Refunding, Series A, 4.00%, 11/15/48	36,810,000	37,911,355
Sutter Health, Refunding, Series A, 5.00%, 11/15/48	63,470,000	73,206,298
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,565,000	30,300,836
Sutter Health, Series A, 4.00%, 11/15/42	11,680,000	12,114,146
Sutter Health, Series A, 5.00%, 11/15/48	34,500,000	39,792,300
Sutter Health, Series A, 5.00%, 8/15/52	89,990,000	98,420,263
Sutter Health, Series A, Pre-Refunded, 5.00%, 8/15/38	30,300,000	30,431,805
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%,
11/01/41	8,000,000	8,944,960
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/33	13,460,000	16,492,403
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%,
7/01/29	50,985,000	62,107,378
Clean Water State Revolving Fund, Green Bonds, 5.00%, 10/01/48.	10,000,000	11,761,800
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,630,178

|3

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Infrastructure and Economic Development Bank Revenue, (continued)
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	$1,900,000	$2,187,071
California Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29.	10,000,000	10,233,100
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	13,250,000	13,568,397
California Municipal Finance Authority Mobile Home Park Revenue, Caritas Projects, Senior,
Refunding, Series A, 4.00%, 8/15/52	27,350,000	27,390,478
California Municipal Finance Authority Senior Living Revenue,
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 5.875%,
5/15/29	2,895,000	3,007,181
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 6.125%,
5/15/39	5,830,000	6,068,447
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,389,100
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	10,956,600
Loma Linda University, Refunding, Series A, 5.00%, 4/01/47.	11,000,000	12,276,990
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/26	7,620,000	5,946,724
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/27	7,365,000	5,506,810
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/28	4,120,000	2,949,261
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/30	5,685,000	3,744,198
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/31	7,615,000	4,803,161
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/32	7,615,000	4,600,069
Pepperdine University, Refunding, 5.00%, 10/01/49	13,060,000	14,900,938
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,897,108
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,444,271
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	33,118,426
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	74,340,252
Stanford University, Series U-4, 5.00%, 6/01/43.	24,205,000	31,596,239
Stanford University, Series U-6, 5.00%, 5/01/45.	90,580,000	119,395,310
California State GO,
NATL Insured, 6.00%, 10/01/21.	65,000	65,764
Various Purpose, 5.125%, 4/01/24.	5,000	5,015
Various Purpose, 6.00%, 5/01/24.	2,565,000	2,604,398
Various Purpose, 5.20%, 4/01/26.	20,000	20,059
Various Purpose, 6.00%, 4/01/38.	36,920,000	38,116,208
Various Purpose, 6.00%, 11/01/39.	100,000,000	105,742,000
Various Purpose, 5.25%, 11/01/40.	69,685,000	74,974,091
Various Purpose, AGMC Insured, 5.50%, 4/01/19	140,000	141,389
Various Purpose, AGMC Insured, 5.50%, 3/01/20	190,000	191,264
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,506
Various Purpose, FGIC Insured, 6.00%, 8/01/19	605,000	607,111
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,356,707
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	993,604
Various Purpose, NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,057,002
Various Purpose, Pre-Refunded, 5.00%, 8/01/34	48,000,000	48,139,199
Various Purpose, Pre-Refunded, 6.00%, 4/01/38	20,210,000	20,912,500

|4

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO, (continued)
Various Purpose, Refunding, 5.625%, 9/01/24	$255,000	$256,729
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	26,816,750
Various Purpose, Refunding, 5.00%, 10/01/39	15,000,000	17,305,200
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,553,000
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,654,677
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	93,089,450
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	49,528,688
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,282,750
Various Purpose, Refunding, 5.00%, 8/01/45	22,500,000	25,534,125
Various Purpose, Refunding, 5.00%, 9/01/45	10,000,000	11,555,300
Various Purpose, Refunding, 5.00%, 8/01/46	20,000,000	23,067,000
Various Purpose, Refunding, 5.00%, 10/01/47	81,000,000	92,901,330
California State Municipal Finance Authority Revenue,
Channing House Project, Series B, California Mortgage Insured, 5.00%, 5/15/47	10,000,000	11,362,000
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/42	5,500,000	6,089,435
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/46	15,000,000	16,477,800
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/47	20,750,000	22,893,060
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/42	5,100,000	5,648,607
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/47	4,000,000	4,410,840
Eisenhower Medical Center, Series A, Pre-Refunded, 5.75%, 7/01/40	7,000,000	7,566,580
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	25,484,375
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/43	36,500,000	41,082,940
NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	6,060,340
NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	9,339,751
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	38,499,636
University of La Verne, Refunding, Series A, 4.00%, 6/01/47	8,000,000	8,303,760
California State PCFA Revenue, San Jose Water Co. Project, 4.75%, 11/01/46	15,000,000	16,231,050
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series
B, AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	1,867,974
California State Public Works Board Lease Revenue,
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,411,870
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	52,899,112
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,674,931
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	31,727,160
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.50%, 3/01/25.	8,700,000	9,278,985
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 6.00%, 3/01/35.	10,000,000	10,747,300
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.75%, 10/01/30	100,000,000	105,371,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	44,809,600
Various Capital Projects, Series I, Pre-Refunded, 6.375%, 11/01/34	50,000,000	53,260,000
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,445,250
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	26,229,660
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,105,000	33,833,980
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	32,263,839
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,584,990
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	36,664,675
Systemwide, Refunding, Series A, 5.00%, 11/01/47	63,000,000	72,917,460
Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	110,000	110,320

|5

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA,
COP, Citrus Valley Health Partners Inc., NATL Insured, 5.125%, 4/01/23	$6,000,000	$6,017,040
COP, Insured Health Facilities, UniHealth America, Series A, AMBAC Insured, Pre-Refunded,
5.75%, 10/01/25	8,820,000	9,574,904
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,338,700
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,514,290
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	19,825,340
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	59,040,800
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/28	17,215,000	17,314,847
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/33	20,000,000	20,116,000
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 5.75%, 8/15/38	36,500,000	36,690,530
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,334,680
Henry Mayo Newhall Memorial Hospital, Series B, AMBAC Insured, Pre-Refunded, 5.05%,
10/01/28	7,825,000	7,897,146
Huntington Memorial Hospital Project, 5.00%, 7/01/48	7,980,000	9,032,562
Insured Health Facility, CLARE Foundation Inc. and Principals Inc., Refunding, Series A, California
Mortgage Insured, 5.00%, 8/01/21	600,000	601,686
Insured Health Facility, North County Serenity House Inc., Refunding, California Mortgage Insured,
5.50%, 1/01/28	2,945,000	2,954,306
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	97,042,553
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	11,945,000	12,507,012
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29	20,015,000	21,129,435
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	37,455,000	39,590,310
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,273,480
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured,
5.125%, 11/15/35.	2,000,000	2,253,500
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured,
5.375%, 11/15/44.	7,250,000	8,239,770
Sutter Health, Series C, AGMC Insured, Pre-Refunded, 5.05%, 8/15/38	15,000,000	15,066,150
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.125%, 5/15/31	8,000,000	8,529,200
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.375%, 5/15/38	8,500,000	9,069,585
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Monterey
Merced Los Angeles san Bernardino County, Series A, AGMC Insured, 5.25%, 10/01/24	275,000	275,814
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,834,150
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,928,571
Carlsbad USD,
COP, San Diego County, Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/34	14,000,000	14,622,860
COP, San Diego County, Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/41	3,880,000	4,052,621
GO, San Diego County, Capital Appreciation, Election of 2006, Series B, zero cpn. to 5/01/19,
6.00% thereafter, 5/01/34	14,000,000	16,226,560
GO, San Diego County, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26,
6.625% thereafter, 8/01/35	33,000,000	30,920,670
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,058,110
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,811,208
Centinela Valley UHSD,
GO, Los Angeles County, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,258,678
GO, Los Angeles County, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	18,835,713

|6

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Central USD,
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29 .	$3,000,000	$3,131,070
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.625%,
8/01/33	3,500,000	3,657,605
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%,
11/01/22	1,675,000	1,712,939
Chaffey Joint UHSD, GO, San Bernardino County, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	30,970,225
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured,
5.00%, 8/01/40.	5,000,000	5,606,200
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,887,520
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	18,147,675
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/36	8,000,000	4,008,000
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/37	8,000,000	3,836,080
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/40	7,500,000	3,135,150
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/43	10,000,000	3,598,000
Coalinga-Huron Joint USD, GO, Fresno Monterey and San Benito Counties, Election of 2016, Series B,
BAM Insured, 5.00%, 8/01/48	13,210,000	14,981,065
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty,
Pre-Refunded, 5.50%, 8/01/33	5,000,000	5,218,450
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/33	5,750,000	6,001,217
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,161,490
Colton Joint USD,
GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B,
AGMC Insured, zero cpn., 8/01/42	16,365,000	6,126,401
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty,
Pre-Refunded, 5.375%, 8/01/34.	10,665,000	11,116,769
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,562,500
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	11,857,054
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,610,000
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,134,962
Coronado CDA Tax Allocation,
Coronado Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,707,938
Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,130,104
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23.	2,320,000	2,058,559
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24.	2,620,000	2,238,580
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 3/01/25.	1,400,000	1,168,650
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,819,940
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,795,235
GO, Riverside County, Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.375%,
2/01/34	12,000,000	12,038,280
GO, Riverside County, Election of 2006, Series C, AGMC Insured, Pre-Refunded, 5.50%, 8/01/39 .	7,500,000	7,831,800
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44.	20,000,000	22,546,800
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	6,835,056
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,773,840
Cudahy RDA Allocation, Refunding, Series C, 6.00%, 10/01/27	5,490,000	5,513,332

|7

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile
Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	$17,870,000	$17,898,413
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32.	8,520,000	9,832,165
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,320,000	1,377,671
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,430,600
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,505,175
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	15,805,160
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	9,522,230
Eastern California Municipal Water District Financing Authority Water and Wastewater Revenue, Series
B, 5.00%, 7/01/46	30,705,000	34,760,516
El Monte UHSD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-
Refunded, 5.50%, 6/01/34	11,355,000	11,774,908
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,675,575
Escondido UHSD,
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,676,295
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,625,925
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	2,808,932
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,501,055
Folsom Cordova USD, GO, School Facilities ID No. 5, Election of 2014, Sacramento County, Series C,
4.00%, 10/01/43.	17,500,000	18,447,625
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%,
10/01/27	12,500,000	12,622,375
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	19,477,837
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	35,076,058
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	24,185,271
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	35,000,000	31,971,800
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter,
1/15/32	37,260,000	34,231,880
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	45,198,400
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	88,290,160
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	28,943,273
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,283,507
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	64,127,975
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	17,820,076
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	19,573,455
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	12,064,800
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,550,400
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	26,237,449
Refunding, Series A, 5.75%, 1/15/46	260,000,000	295,633,000
Refunding, Series A, 6.00%, 1/15/49	305,000,000	354,364,250
Refunding, Series A, 6.00%, 1/15/53	190,000,000	220,329,700
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	10,964,500
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,713,099
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn.,
8/01/41	3,095,000	1,272,107
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn.,
8/01/42	3,005,000	1,182,828
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,781,454

|8

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured,
5.00%, 8/01/44.	$5,000,000	$5,497,300
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	11,047,350
GO, Capital Appreciation, Election of 2010, Series B, zero cpn., Refunding, 8/01/41	35,000,000	8,244,250
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,200,753
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,303,000
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A,
AGMC Insured, 5.00%, 9/01/31	2,500,000	2,766,300
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,692,397
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28.	15,000,000	10,136,250
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,014,350
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Senior, Series A, 5.75%, 6/01/47	72,885,000	72,902,492
Asset-Backed, Senior, Series A-1, 5.125%, 6/01/47	5,000,000	5,000,100
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	28,215,750
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	238,731,458
Asset-Backed, Series A, 5.00%, 6/01/45	144,305,000	161,812,083
Grand Terrace CRDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A,
6.00%, 9/01/33.	10,000,000	10,555,400
Grossmont UHSD,
GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24 .	5,110,000	4,385,913
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/33	1,440,000	1,495,238
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.25%,
8/01/33	7,510,000	7,818,135
Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/47.	15,655,000	16,370,590
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	22,176,600
Hawthorne School District GO,
Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	10,383,864
Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,032,030
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured,
Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,642,748
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, Pre-Refunded,
5.375%, 8/01/34.	7,750,000	8,350,392
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL
Insured, zero cpn., 8/01/28	10,005,000	7,342,970
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,131,940
Indian Wells Valley Water District COP,
Refunding, Assured Guaranty, 5.125%, 10/01/32	1,690,000	1,721,079
Refunding, Assured Guaranty, 5.25%, 10/01/39.	7,590,000	7,733,223
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland
Empire Tobacco Securitization Corp., Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	36,435,350
Irvine USD Financing Authority Special Tax,
Group II, Series A, Pre-Refunded, 5.00%, 9/01/26	1,720,000	1,730,062
Group II, Series A, Pre-Refunded, 5.125%, 9/01/36	6,305,000	6,343,145
Irvine USD Special Tax,
CFD No. 01-1, South Irvine Communities, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	7,710,500
CFD No. 09-1, Series D, 5.00%, 3/01/57.	10,000,000	11,149,900
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,615,724
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	3,860,294

|9

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	$3,250,000	$3,648,320
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,441,840
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,237,600
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,577,630
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured,
5.25%, 9/01/40.	7,900,000	8,433,250
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%,
8/15/28	1,855,000	1,969,342
La Palma Community Development Commission Tax Allocation, La Palma Community Development
Project No. 1, Refunding, 6.10%, 6/01/22	340,000	342,496
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,460,756
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,465,400
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,392,900
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn.,
8/01/45	11,540,000	3,789,159
Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	42,929,936
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,491,338
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	4,679,244
Lawndale RDA Tax Allocation,
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	10,687,396
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,322,802
Lemon Grove School District GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	5,616,294
Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,179,674
Live Oak School District COP,
Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	1,245,000	1,299,394
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/34	2,270,000	2,378,256
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/39	2,750,000	2,881,148
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	18,960,000
Lodi USD, GO, San Joaquin County, Election of 2016, 4.00%, 8/01/41	15,000,000	15,829,650
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	8,000,000	9,635,680
Series A, 5.00%, 11/15/29	17,465,000	20,385,847
Series A, 5.50%, 11/15/30	5,000,000	6,132,200
Series A, 5.00%, 11/15/35	69,800,000	84,869,122
Series A, 5.50%, 11/15/37	35,000,000	45,363,850
Los Angeles Community College District GO,
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	25,072,500
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	20,058,000
Refunding, 5.00%, 8/01/38	10,000,000	11,596,100
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/35	17,655,000	20,680,537
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/37	10,970,000	12,815,812
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/38	28,160,000	32,876,237
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/39	10,000,000	11,643,800
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20,
Green Bonds, Refunding, Series A, 4.00%, 10/01/42	26,430,000	27,657,673
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	19,030,765
Los Angeles International Airport, Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	14,426,720
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	20,611,311

|10

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Department of Airports Revenue, (continued)
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	$80,000,000	$84,828,800
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	31,799,400
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	16,248,845
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/42	10,000,000	11,346,600
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/44	60,000,000	68,745,600
Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/47	23,000,000	26,021,510
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/41	12,500,000	14,034,875
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/46	53,000,000	59,273,610
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,336,311
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,389,155
Power System, Refunding, Series A, 5.00%, 7/01/46	15,000,000	17,151,600
Power System, Series A, 5.00%, 7/01/42	120,000,000	139,342,800
Power System, Series A, 5.00%, 7/01/47	125,000,000	144,028,750
Power System, Series A, Subseries A-1, 5.25%, 7/01/38	10,000,000	10,000,000
Power System, Series B, 5.00%, 7/01/35	11,995,000	13,890,810
Power System, Series B, 5.00%, 7/01/43	62,000,000	69,404,040
Power System, Series C, 5.00%, 7/01/47	52,275,000	60,642,136
Power System, Series D, 5.00%, 7/01/44	51,940,000	58,633,508
Power System, Series E, 5.00%, 7/01/44	34,000,000	38,381,580
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	88,983,111
Water System, Refunding, Series A, 5.00%, 7/01/46	37,255,000	42,598,857
Water System, Series A, 5.00%, 7/01/44	50,000,000	56,443,500
Los Angeles Harbor Department Revenue, Exempt Facility, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,564,222
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects,
Refunding, Series 1, NATL Insured, 6.50%, 7/01/22	315,000	315,942
Los Angeles USD,
GO, Election of 2004, Series I, 5.00%, 7/01/29	10,000,000	10,340,100
GO, Election of 2004, Series I, 5.00%, 1/01/34	36,760,000	37,991,828
GO, Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,326,523
GO, Election of 2008, Series B-1, 5.25%, 7/01/42	35,000,000	41,912,150
Los Angeles Wastewater System Revenue,
Green Bonds, Refunding, Series C, 5.00%, 6/01/45	24,690,000	28,064,382
Green Bonds, Series A, 5.00%, 6/01/44	9,000,000	10,236,060
Series A, Pre-Refunded, 5.00%, 6/01/39	25,000,000	25,823,250
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,143,247
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	16,813,567
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	8,500,000	8,528,645
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,592,675
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%,
10/01/40	5,115,000	5,416,376
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%,
8/01/41	7,500,000	8,081,850
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%,
7/01/40	10,000,000	11,512,000
Midpeninsula Regional Open Space District GO, Green Bond, 4.00%, 9/01/48	11,220,000	11,863,130
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	10,365,000	11,365,430

|11

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	$9,660,000	$9,102,715
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	9,629,352
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	9,929,824
Montebello USD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	2,700,000	2,707,722
Monterey Peninsula USD,
GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41	17,500,000	19,672,275
GO, Election of 2010, Series C, 5.00%, 8/01/41	11,190,000	12,673,123
Moorpark USD,
COP, Assured Guaranty, Pre-Refunded, 5.625%, 11/01/28	2,180,000	2,299,224
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32.	5,870,000	3,542,369
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	6,315,000	4,999,396
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	5,066,071
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	32,351,215
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election
of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	45,481,700
Mount San Jacinto Community College District GO, Election of 2014, Series B, 4.00%, 8/01/43	17,200,000	18,179,368
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	35,728,000
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%,
7/01/22	6,330,000	6,925,210
Murrieta Valley USD, COP, School Facility Bridge Funding Program, Pre-Refunded, 5.75%, 5/01/41	12,000,000	12,911,280
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	655,000	655,806
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30%
thereafter, 8/01/42	20,000,000	22,285,600
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	2,830,000	3,140,451
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero
cpn., 6/01/41	36,240,000	8,036,220
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, Pre-Refunded,
5.00%, 8/01/49.	1,895,000	2,029,356
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	10,045,000	10,308,380
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.125%, 8/01/29	7,225,000	7,592,825
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn., 8/01/38	10,590,000	4,963,639
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn., 8/01/39	7,860,000	3,518,372
GO, San Diego County, Election of 2008, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33 .	5,000,000	5,014,550
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	13,398,360
Ontario-Montclair School District GO, San Bernardino County, Election of 2016, Series A, 5.00%,
8/01/46	11,765,000	13,541,750
Orange County Sanitation District Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,616,695
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	16,253,183
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,007,412
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,268,191
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%,
10/01/40	7,500,000	8,386,950
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44 .	10,755,000	11,160,248
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	69,069,197
Election of 2006, Series C, 5.00%, 8/01/44.	35,120,000	40,121,439
Palomar Health Revenue, Refunding, AGMC Insured, 5.00%, 11/01/47	35,000,000	39,622,100

|12

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Palomar Pomerado Health COP, Pre-Refunded, 6.75%, 11/01/39.	$30,000,000	$32,082,600
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00%
thereafter, 8/01/38	36,000,000	44,652,240
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	69,733,200
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43 .	32,000,000	7,249,920
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48 .	28,000,000	4,232,480
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,106,347
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,702,203
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	22,625,000	23,639,052
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/22	1,900,000	1,731,527
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/23	1,985,000	1,749,738
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/24	2,075,000	1,765,016
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/25	2,170,000	1,774,886
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/26	2,265,000	1,779,339
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,264,160
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	17,132,989
Perris UHSD, GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42.	5,000,000	5,514,900
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%,
9/01/46	9,980,000	11,171,612
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	10,482,286
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	28,339,732
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	23,588,350
Pleasanton USD, COP, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29.	4,000,000	4,283,600
Pomona USD,
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,454,240
GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
8/01/33	5,675,000	5,907,845
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31	10,180,000	12,398,120
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32	11,215,000	13,778,300
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	7,264,517
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding,
Series B, zero cpn., 8/01/46	45,000,000	14,088,600
Rancho Water District Financing Authority Revenue, Capital Appreciation, AMBAC Insured, ETM, zero
cpn., 8/15/18	13,605,000	13,580,103
The Regents of the University of California Revenues,
General, Refunding, Series AZ, 5.00%, 5/15/48	25,000,000	29,242,000
Limited Project, Series O, 5.00%, 5/15/58	10,000,000	11,512,300
Limited Project, Series O, Build America Bonds, 5.00%, 5/15/48	20,000,000	23,263,600
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	13,632,253
Rialto USD,
GO, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	1,655,000	1,631,665
GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35%
thereafter, 8/01/41	27,000,000	25,798,500

|13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.875%, 8/01/37	$24,000,000	$25,007,280
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.,
8/01/35	10,000,000	5,391,700
Ripon USD,
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to
8/01/18, 5.00% thereafter, 8/01/42	2,315,000	2,587,452
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to
8/01/18, 5.00% thereafter, 8/01/42	705,000	760,970
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/23	14,160,000	12,472,836
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/24	13,005,000	11,040,335
Riverside County SFMR,
Capital Appreciation, Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	23,609,076
Capital Appreciation, Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	23,415,031
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Series A, Pre-
Refunded, 5.25%, 6/01/39	11,000,000	12,792,780
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,068,600
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,082,800
Issue D, AGMC Insured, 5.00%, 10/01/38	4,695,000	4,733,029
Issue D, Pre-Refunded, AGMC Insured, 5.00%, 10/01/38	615,000	620,443
Refunding, Series A, 5.00%, 10/01/43	11,535,000	12,883,557
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	27,913,250
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM
Insured, 5.00%, 9/01/36	11,145,000	12,510,262
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded,
7.00%, 9/01/39.	8,865,000	9,427,130
Rocklin USD,
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	6,801,278
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	6,967,999
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	6,972,895
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	12,198,068
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project,
Series R, NATL Insured, ETM, 5.00%, 8/01/37.	1,380,000	1,382,374
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,014
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,690,850
Sacramento City USD, GO, Election of 2012, Measure Q, Series E, 4.00%, 5/01/47	20,000,000	20,914,200
Sacramento County Airport System Revenue,
Senior, 5.00%, 7/01/40	9,000,000	9,552,600
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,465,800
Senior, Series B, AGMC Insured, 5.25%, 7/01/39.	20,000,000	20,000,000
Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	16,320,000
Subordinate, Refunding, Series B, 5.00%, 7/01/41.	9,000,000	10,277,910
Sacramento County Sanitation Districts Financing Authority Revenue,
Sacramento Regional County Sanitation District, NATL Insured, 5.00%, 12/01/36	13,220,000	13,253,050
Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44.	25,000,000	28,223,500
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,321,637
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%,
9/01/30	5,435,000	5,931,922

|14

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero
cpn., 8/01/48	$66,390,000	$19,339,407
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,087,527
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn.,
5/01/22	13,100,000	10,716,062
San Buenaventura Public Facilities Financing Authority Wastewater Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,501,300
Series C, 5.00%, 1/01/44	10,840,000	12,093,429
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,544,215
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to
8/01/19, 6.00% thereafter, 8/01/33	26,880,000	31,644,749
San Diego County COP, The Salk Institute for Biological Studies, Pre-Refunded, 5.125%, 7/01/40	15,000,000	16,030,800
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,302,868
Subordinate, Refunding, Series A, 5.00%, 7/01/27.	11,565,000	12,300,881
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/48	25,000,000	28,673,250
Series A, 5.00%, 4/01/44	54,915,000	61,872,181
Series A, 5.00%, 4/01/48	20,000,000	22,488,400
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,476,973
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,764,294
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	9,939,390
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	104,505,000	120,623,851
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter,
7/01/48	29,840,000	24,026,870
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	51,190,597
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2,
zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	66,677,445
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	56,510,000	64,820,926
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	34,370,000	39,283,535
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	14,911,910
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series I, 4.00%, 7/01/47.	40,000,000	42,036,400
San Francisco BART District GO, Election of 2016, Refunding, Series A-1, 5.00%, 8/01/47.	15,000,000	17,511,000
San Francisco City and County Airport Commission International Airport Revenue,
Governmental Purpose, Second Series, Series E, 5.00%, 5/01/48	50,000,000	58,039,000
Refunding, Second Series, Series D, 5.25%, 5/01/48	120,000,000	140,487,600
Refunding, Series B, 5.00%, 5/01/47	40,000,000	45,895,200
Second Series, Series B, 5.00%, 5/01/44	31,000,000	34,501,450
Second Series, Series B, 5.00%, 5/01/46	12,500,000	13,982,250
Second Series, Series D, 5.00%, 5/01/43	185,000,000	212,209,800
Second Series, Series D, 5.00%, 5/01/48	135,000,000	154,245,600
San Francisco City and County Public Utilities Commission Water Revenue,
Refunding, Series A, 5.00%, 11/01/36	5,000,000	5,763,000
Sub-Series A, 5.00%, 11/01/36	23,490,000	25,927,557
Sub-Series A, 5.00%, 11/01/41	5,800,000	6,333,832
Sub-Series A, 5.00%, 11/01/43	71,735,000	78,680,383
San Francisco City and County RDA Successor Agency Tax Allocation, Transbay Infrastructure
Projects, third lien, Series B, AGMC Insured, 5.00%, 8/01/46	10,000,000	11,408,100

|15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 8/01/26	$3,530,000	$2,835,649
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 2/01/27	1,850,000	1,454,970
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,637,806
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,770,640
San Joaquin Delta Community College District GO,
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,931,211
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,737,433
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	10,257,480
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	101,955,641
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	136,729,052
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	156,241,857
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	138,791,590
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	139,077,869
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	4,916,478
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	25,882,651
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	27,673,015
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	136,016,250
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	466,326,400
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/41	10,000,000	11,263,200
Refunding, Series A, 5.00%, 3/01/47	20,000,000	22,478,200
Refunding, Series B, 5.00%, 3/01/47	10,000,000	11,425,000
San Jose Financing Authority Lease Revenue, Civic Center Project, Refunding, Series A, AMBAC
Insured, 5.00%, 6/01/39	20,885,000	20,932,409
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,631,320
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,881,540
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	35,284,624
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Series A, ETM, 6.50%, 8/01/18	3,515,000	3,529,130
Merged Area Redevelopment Project, Series B, Pre-Refunded, 7.00%, 8/01/35	28,565,000	28,692,114
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	11,225,000
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,225,000
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	7,105,000	5,667,019
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	5,306,796
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26.	15,825,000	12,064,189
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27.	18,605,000	14,454,597
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28.	19,470,000	14,551,878
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Refunding, Series A,
BAM Insured, 5.00%, 9/01/37	10,000,000	11,197,800
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	17,573,700
San Marcos School Financing Authority Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%,
8/15/40	15,635,000	16,763,847
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL
Insured, zero cpn., 7/01/25	6,080,000	5,145,565

|16

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn.
to 12/15/19, 5.00% thereafter, 12/15/43	$11,535,000	$12,507,516
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22.	5,000,000	4,606,450
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,592,672
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,525,796
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,203,281
Sanger USD, GO, Fresno County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/41	10,000,000	10,425,300
Santa Ana CRDA Tax Allocation,
Merged Project Area, Refunding, Series A, 6.25%, 9/01/24	7,005,000	7,807,353
Merged Project Area, Refunding, Series A, 6.75%, 9/01/28	13,500,000	15,145,785
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	11,562,666
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	1,500,000	1,542,675
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 7.00%, 9/01/36 .	5,000,000	5,317,050
Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	22,808,600
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%,
8/01/37	14,230,000	14,758,360
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	16,495,000	18,099,634
Series A, 5.00%, 2/01/50	21,050,000	22,941,974
Santee School District COP, Capital Improvement Project, Assured Guaranty, Pre-Refunded, 5.50%,
10/01/48	15,460,000	15,617,537
Santee School District GO,
Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/38	1,000,000	1,002,900
Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/48	5,250,000	5,265,225
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,112,720
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,584,540
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A,
AGMC Insured, zero cpn., 8/01/42	49,000,000	18,111,380
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC
Insured, 5.00%, 12/01/45	10,000,000	11,060,800
Snowline Joint USD, COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/34	13,390,000	13,939,793
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,571,300
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/33	17,500,000	20,892,200
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41.	22,870,000	25,195,879
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,660,979
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,652,319
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,649,417
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,646,859
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,259,800
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,307,297
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,731,602
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37.	2,925,000	3,273,017
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,218,479
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.625%, 8/01/47	10,000,000	10,033,800
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	11,109,400

|17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Trabuco Canyon PFA Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19.	$1,715,000	$1,753,433
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,330,915
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,340,750
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,566,563
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,314,639
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,153,801
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,280,656
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,505,255
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency
Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	11,439,994
Union Elementary School District GO,
Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn.,
9/01/24	2,000,000	1,738,220
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/25	5,500,000	4,619,890
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/26	5,850,000	4,738,032
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	82,743,000
Refunding, Series L, 5.00%, 5/15/47	49,575,000	56,141,209
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	26,190,438
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	28,771,881
Limited Project, Series M, 5.00%, 5/15/47	88,000,000	101,610,080
Refunding, Series AR, 5.00%, 5/15/41	13,760,000	15,852,208
Refunding, Series AY, 5.00%, 5/15/36	22,540,000	26,486,303
Refunding, Series AY, 5.00%, 5/15/37	14,000,000	16,415,000
Upland COP,
San Antonio Community Hospital, Pre-Refunded, 6.50%, 1/01/41	34,130,000	38,176,794
San Antonio Regional Hospital, Refunding, 5.00%, 1/01/47	14,400,000	15,887,232
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45.	62,900,000	20,685,294
Val Verde USD,
COP, Riverside County, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,162,225
GO, Riverside County, Convertible Capital Appreciation, Election of 2008, Refunding, Series B,
AGMC Insured, zero cpn. to 7/31/22, 6.125% thereafter, 8/01/34	1,000,000	1,044,120
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	16,627,500
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,835,000	3,840,484
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	295,000	295,561
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
8/01/34	28,350,000	29,437,506
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1,
AGMC Insured, 5.00%, 9/01/37	3,020,000	3,363,253
Vista USD,
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 8/01/26	7,150,000	5,661,799
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 2/01/27	4,795,000	3,777,501
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	16,697,550
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	11,000,000	11,609,510
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,603,950

|18

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC
Insured, Pre-Refunded, 6.50%, 8/01/41	$4,000,000	$4,579,800
West Sacramento Area Flood Control Agency Assessment Revenue,
5.25%, 9/01/41	9,030,000	9,820,125
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,332,880
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,281,800
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	5,748,530
Western Placer USD,
COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,090,350
COP, Refinancing Project, Series B, Assured Guaranty, Pre-Refunded, 5.125%, 8/01/47	10,275,000	10,305,414
Western Riverside Water and Wastewater Financing Authority Revenue,
Eastern Municipal Water District ID, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,825,478
Eastern Municipal Water District ID, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,609,925
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/34.	18,980,000	19,708,073
Wiseburn School District GO,
Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	9,215,000	10,009,149
Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	11,187,900
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, Pre-Refunded,
5.00%, 8/01/32.	5,000,000	5,014,300
		14,826,170,688
U.S. Territories 0.7%
Puerto Rico 0.7%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	6,210,000	6,247,943
Asset-Backed, Refunding, 5.625%, 5/15/43	16,000,000	16,176,000
[a] Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	994,875
[a] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	9,000,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	10,800,000
Series A, 7.00%, 7/01/33	50,000,000	22,500,000
Series WW, 5.00%, 7/01/28	12,030,000	5,413,500
Series WW, 5.25%, 7/01/33	32,250,000	14,512,500
Series XX, 5.25%, 7/01/40	14,000,000	6,300,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,800,000	5,357,750
		97,302,568
Total Municipal Bonds before Short Term Investments
(Cost $13,505,798,323)		14,923,473,256

|19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Short Term Investments 0.5%

Municipal Bonds 0.5%
California 0.5%
[b] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and
Put, 1.36%, 10/01/41	$8,450,000	$8,450,000
[b] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank NA, Daily VRDN and Put,
1.46%, 7/01/34	28,100,000	28,100,000
Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put,
1.50%, 7/01/35	5,000,000	5,000,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and
Put, 1.43%, 7/01/35	8,700,000	8,700,000
[b] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 1.46%, 7/01/35	30,900,000	30,900,000
Total Short Term Investments (Cost $81,150,000)		81,150,000
Total Investments (Cost $13,586,948,323) 98.7%		15,004,623,256
Other Assets, less Liabilities 1.3%		196,738,168
Net Assets 100.0%		$15,201,361,424

See Abbreviations on page 23.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|20

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

|21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|22

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

ABAG	The Association of Bay Area Governments	MFHR	Multi-Family Housing Revenue
AGMC	Assured Guaranty Municipal Corp.	MTA	Metropolitan Transit Authority
AMBAC	American Municipal Bond Assurance Corp.	MUD	Municipal Utility District
BAM	Build America Mutual Assurance Co.	NA	North America
BART	Bay Area Rapid Transit	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	NATL RE	National Public Financial Guarantee Corp. Reinsured
CFD	Community Facilities District	PCFA	Pollution Control Financing Authority
COP	Certificate of Participation	PFA	Public Financing Authority
CRDA	Community Redevelopment Authority/Agency	PFAR	Public Financing Authority Revenue
ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority
FGIC	Financial Guaranty Insurance Co.	SFMR	Single Family Mortgage Revenue
FHA	Federal Housing Authority/Agency	SPA	Standby Purchase Agreement
GNMA	Government National Mortgage Association	SRF	State Revolving Fund
GO	General Obligation	UHSD	Unified/Union High School District
ID	Improvement District	USD	Unified/Union School District
IDR	Industrial Development Revenue	XLCA	XL Capital Assurance
LOC	Letter of Credit

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|23

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

        Finance and Administration

Date  August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

        Finance and Administration

Date  August 24, 2018

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

        Chief Accounting Officer

Date  August 24, 2018